Schedule of Investments - October 31, 2025 (unaudited)

Integrity Mid-North American Resources Fund

	Shares	Fair Value
COMMON STOCKS (96.9%)
Consumer Discretionary (2.1%)
*MODINE MANUFACTURING CO	8,000	$1,225,680
*TESLA INC	4,000	1,826,240
		3,051,920
Energy (65.3%)
*ANTERO RESOURCES CORP	145,000	4,481,950
ARCHROCK INC	190,000	4,801,300
BAKER HUGHES A GE CO	144,000	6,971,040
COTERRA ENERCOTERRA ENERGY INC	70,000	1,656,200
CAMECO CORP	17,000	1,737,570
CHENIERE ENERGY INC	27,000	5,724,000
EXPAND ENERGY CORP	30,000	3,099,300
CHEVRON CORP	29,000	4,573,880
CONOCOPHILLIPS	27,000	2,399,220
DIAMONDBACK ENERGY INC	17,000	2,434,230
EQT CORP	70,000	3,750,600
ENBRIDGE INC	30,000	1,398,600
EXCELERATE ENERGY INC	90,000	2,331,900
EXXON MOBIL CORP	55,000	6,289,800
*GULFPORT ENERGY CORP	24,000	4,464,240
KODIAK GAS SERVICES INC	127,000	4,683,760
PATTERSON UTI ENERGY INC	100,000	627,000
PEMBINA PIPELINE CORP	70,000	2,648,100
PERMIAN RESOURCES CORP	330,000	4,144,800
PHILLIPS 66	37,000	5,037,180
SLB LTD	80,000	2,884,800
TARGA RESOURCES CORP	25,000	3,851,000
TRANSCANADA CORP	100,000	5,016,000
TENARIS SA ADR	25,000	995,000
TEXAS PACIFIC LAND CORP	2,500	2,358,450
VALERO ENERGY CORP	29,000	4,917,240
VENTURE GLOBAL INC	150,000	1,285,500
TECHNIPFMC PLC	40,000	1,654,000
*EXPRO GROUP HOLDINGS NV	30,000	407,400
		96,624,060
Industrials (9.5%)
GE VERNOVA INC	2,400	1,404,336
*GENERAC HOLDINGS INC	4,000	672,080
*NEXTRACKER INC	22,000	2,226,840
PRIMORIS SERVICES CORP	16,000	2,264,320
QUANTA SERVICES INC	2,500	1,122,825
*SHOALS TECHNOLOGIES GROUP INC	150,000	1,576,500
VERTIV HOLDINGS CO	25,000	4,821,500
		14,088,401
Information Technologies (3.6%)
*FIRST SOLAR INC	20,000	5,338,800
		5,338,800
Real Estate (2.4%)
LANDBRIDGE CO LLC	60,000	3,550,200
		3,550,200
Utilities (14.0%)
CONSTELLATION ENERGY CORP	4,000	1,508,000
ENTERGY CORP	70,000	6,726,300
NRG ENERGY INC	35,000	6,015,100
VISTRA CORP	21,000	3,954,300
XCEL ENERGY INC	30,000	2,435,100
		20,638,800

TOTAL INVESTMENTS (Cost $113,469,072)		$143,292,181
OTHER ASSETS LESS LIABILITIES (3.1%)		$4,596,423
NET ASSETS (100.0%)		$147,888,604
*Non-income producing
PLC - Public Limited Company
ADR - American Depositary Receipt

The accompanying notes are an integral part of these financial statements.

Schedule of Investments | Integrity Mid-North American Resources Fund | October 31, 2025 (unaudited)

NOTE: INVESTMENT IN SECURITIES (unaudited)
At October 31, 2025, the net unrealized appreciation/(depreciation) based on the cost of investments for federal income tax purposes was as follows:

Integrity Mid-North American Resources Fund
Investments at cost	$113,469,072
Unrealized appreciation	$32,690,901
Unrealized depreciation	(2,867,792)
Net unrealized appreciation/(depreciation)*	$29,823,109

*Differences between financial reporting-basis and tax-basis unrealized appreciation/(depreciation) are due to differing treatment of wash sales.

NOTE: FAIR VALUE MEASUREMENTS (unaudited)

Various inputs are used in determining the value of the Funds’ investments. These inputs are summarized in three broad levels: Level 1 inputs are based on quoted prices in active markets for identical securities. Level 2 inputs are based on significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc). Level 3 inputs are based on significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The following is a summary of the inputs used to value the Funds’ investments as of October 31, 2025:

Integrity Mid-North American Resources Fund
	Level 1	Level 2	Level 3	Total
Common Stocks	$143,292,181	$-	$-	$143,292,181
Total	$143,292,181	$-	$-	$143,292,181

Schedule of Investments | Integrity Mid-North American Resources Fund | October 31, 2025 (unaudited)